BASIS OF PREPARATION OF THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (Tables)	6 Months Ended
Jun. 30, 2018
BASIS OF PREPARATION OF THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS
Schedule of the impact that adoption of IFRS 9 and IFRS 15 had on the opening balance sheet of the Group

The following table presents the transitional impact that adoption of IFRS 9, ‘Financial Instruments’ (“IFRS 9”) and IFRS 15, ‘Revenue from contracts with customers’  (“IFRS 15”) have had on the opening balance sheet of the Group, as of January 1, 2018. Further details regarding the impact of IFRS 9 and IFRS 15 can be found below.

	Opening balance sheet	Impact of IFRS 9		Impact of IFRS 15
		Classification and measurement	Impairment	Revenue and contract costs	Adjusted opening balance sheet

Assets
Non-current assets
Investments in joint ventures and associates	1,921	(25)	(10)	38	1,924
Deferred tax assets	272	—	2	(12)	262
Other financial assets
Available for sale	18	(18)	—	—	—
Fair value through other comprehensive income	—	18	—	—	18
Other assets	199	—	—	93 *	292

Current assets
Trade and other receivables
Trade and other receivables, gross	914	—	—	—	914
Allowance for doubtful debt	(169)	—	(14)		(183)

Other financial assets
Available for sale	53	(53)	—	—	—
Fair value through profit or loss		20			20
Fair value through other comprehensive income	—	33	—	—	33
Other assets	394	—	—	(4)	390

Equity
Equity attributable to equity owners of the parent	4,352	(25)	(16)	87	4,398
Non-controlling interests	(425)	—	(4)	15	(414)

Liabilities
Other liabilities (current)	1,346	—	—	(1)	1,345
Deferred tax liabilities	376	—	(2)	14	388

* Capitalization of incremental costs incurred in acquiring a contract with a customer.